Operating Segment Results - Revenue from External Customers by Geographic Areas (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 2,120	$ 2,005
U.S.
Segment Reporting Information [Line Items]
Revenues	1,675	1,557
Canada - export
Segment Reporting Information [Line Items]
Revenues	427	431
Canada - domestic
Segment Reporting Information [Line Items]
Revenues	$ 18	$ 17